Corporate Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions	Jul. 31, 2026	Apr. 30, 2026
2014 to 2019 taxation year [member] | Subsidiaries [member]
Disclosure Of Income Taxes [Line Items]
Subsidiary amount for tax assessment notice served	$ 637	$ 637
2011 to 2021 taxation year [member]
Disclosure Of Income Taxes [Line Items]
Reassessed tax by Canada Revenue Agency	2,012	1,808
2018 to 2020 taxation year [member] | Subsidiaries [member]
Disclosure Of Income Taxes [Line Items]
Subsidiary amount for tax assessment notice served	$ 4	$ 4